UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

 Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014
Shares		Value

	COMMON STOCK - 85.7%
	AUTO MANUFACTURERS - 1.9%
84,000	Ford Motor Co.	$ 1,462,440

	BANKS - 7.8%
21,500	Citigroup, Inc.	1,110,475
15,000	Comerica, Inc.	755,100
84,000	KeyCorp	1,143,240
17,000	PNC Financial Services Group, Inc.	1,440,750
34,000	US Bancorp	1,437,520
		5,887,085
	CHEMICALS - 2.4%
51,000	Potash Corp. of Saskatchewan, Inc.	1,793,160

	COMMERCIAL SERVICES - 2.3%
315,000	Professional Diversity Network *	1,729,350

	COMPUTERS - 2.1%
37,000	NetApp, Inc.	1,559,920

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
155,000	Janus Capital Group, Inc.	1,883,250

	ELECTRIC - 2.7%
19,000	American Electric Power Co., Inc.	1,020,300
31,000	Avista Corp.	1,006,260
		2,026,560
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.0%
330,000	Orion Energy Systems, Inc. *	1,574,100
170,000	Pioneer Power Solutions, Inc. *	1,445,000
		3,019,100
	HEALTHCARE-SERVICES - 2.0%
31,000	Molina Healthcare, Inc. *	1,483,040

	HOME BUILDERS - 1.0%
52,000	TRI Pointe Homes, Inc. *	769,600

	HOUSEHOLD PRODUCTS/WARES - 5.3%
119,977	Acme United Corp.	2,021,612
60,000	SodaStream International Ltd. *	2,000,400
		4,022,012
	MEDIA - 4.5%
23,000	Gannett Co., Inc.	776,480
19,000	Meredith Corp.	885,020
120,000	World Wrestling Entertainment, Inc. - Class A	1,744,800
		3,406,300
	MINING - 2.6%
55,000	Freeport-McMoRan, Inc.	2,000,350

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares		Value

	MISCELLANEOUS MANUFACTURER - 4.9%
65,000	FreightCar America, Inc.	$ 1,936,350
69,000	General Electric Co.	1,792,620
		3,728,970
	OIL & GAS - 4.7%
17,500	ConocoPhillips	1,421,350
39,500	Murphy USA, Inc. *	2,151,565
		3,572,915
	OIL & GAS SERVICES - 2.1%
18,000	National Oilwell Varco, Inc.	1,555,740

	PHARMACEUTICALS - 8.3%
26,000	Abbott Laboratories	1,098,240
18,000	Johnson & Johnson	1,867,140
52,000	Pfizer, Inc.	1,528,280
50,000	Zoetis, Inc. - Class A	1,772,000
		6,265,660
	REITS - 1.6%
35,010	Weyerhaeuser Co.	1,188,590

	RETAIL - 3.6%
266,043	Dover Saddlery, Inc. *	1,324,894
175,000	Wendy's Co.	1,426,250
		2,751,144
	SEMICONDUCTORS - 2.5%
54,000	Intel Corp.	1,885,680

	SOFTWARE - 3.7%
150,000	American Software, Inc.	1,380,000
35,000	Paychex, Inc.	1,457,750
		2,837,750
	TELECOMMUNICATIONS - 9.2%
241,100	Alteva *	1,796,195
50,000	Consolidated Communications Holdings, Inc.	1,219,000
54,000	Corning, Inc.	1,126,440
44,000	Singapore Telecommunications Ltd.	1,373,790
42,000	Vodafone Group PLC	1,442,280
		6,957,705
	TOYS/GAMES/HOBBIES - 2.1%
245,000	LeapFrog Enterprises, Inc. - Class A *	1,587,600

	TRANSPORTATION - 1.9%
47,000	CSX Corp.	1,452,770

	TOTAL COMMON STOCK (Cost - $54,119,111)	64,826,691

	PREFERRED STOCK - 3.8%
	INSURANCE - 1.0%
7,250	Principal Financial Group, Inc., 5.56%	745,662

	INVESTMENT COMPANIES - 1.0%
31,000	Saratoga Investment Corp., 7.50%	793,600

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares				Value

	REITS - 1.0%
28,000	Campus Crest Communities, Inc., 8.00%			$ 716,800

	TRUCKING & LEASING - 0.8%
5,370	General Finance Corp., 9.00%			579,960

	TOTAL PREFERRED STOCK (Cost - $2,736,682)			2,836,022

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 9.0%
	AEROSPACE/DEFENSE - 1.2%
$ 800,000	AAR Corp.	7.2500	1/15/2022	$ 876,000

	BANKS - 1.1%
805,000	Citigroup, Inc. **	5.9500	12/29/2049	813,050

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
400,000	Jefferies Group LLC	8.5000	7/15/2019	501,300

	ENTERTAINMENT - 2.0%
645,000	Churchill Downs, Inc. ^	5.3750	12/15/2021	656,288
800,000	Speedway Motorsports, Inc.	6.7500	2/1/2019	842,000
				1,498,288
	FOOD - 2.1%
800,000	B&G Foods, Inc.	4.6250	6/1/2021	790,000
800,000	Roundy's Supermarkets, Inc. ^	10.2500	12/15/2020	778,000
				1,568,000
	HOUSEHOLD PRODUCTS/WARES - 2.0%
775,000	ACCO Brands Corp.	6.7500	4/30/2020	825,375
680,000	Central Garden and Pet Co.	8.2500	3/1/2018	704,650
				1,530,025

	TOTAL CORPORATE BONDS (Cost - $6,732,326)			6,786,663

	CONVERTIBLE BONDS - 0.2%
	MINING - 0.2%
324,000	Molycorp, Inc. (Cost - $254,564)	6.0000	9/1/2017	184,882

Shares	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
466,792	Reich & Tang Daily Income Fund - Money Market Portfolio, 0.01% *** (Cost - $466,792)			466,792

	TOTAL INVESTMENTS - 99.3% (Cost - $64,309,475) (a)			$ 75,101,050
	OTHER ASSETS LESS LIABILITIES - 0.7%			543,207
	NET ASSETS - 100.0%			$ 75,644,257

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

* Non-income producing security.
** Variable rate security - interest rate subject to periodic change.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities amounted to $1,434,288 and 1.9% of net assets.
*** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $64,088,324 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 12,341,663
Unrealized depreciation:	(1,328,937)
Net unrealized appreciation:	$ 11,012,726

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014
Shares		Value

	COMMON STOCK - 95.9%
	ADVERTISING - 1.9%
130,000	Harte-Hanks, Inc.	$ 911,300

	APPAREL - 5.0%
36,800	RG Barry Corp.	698,096
49,850	Rocky Brands, Inc.	741,768
44,250	Superior Uniform Group, Inc.	962,438
		2,402,302
	AUTO PARTS & EQUIPMENT - 2.9%
68,475	Douglas Dynamics, Inc.	1,365,392

	BUILDING MATERIALS - 2.4%
161,000	LSI Industries, Inc.	1,131,830

	CHEMICALS - 1.1%
15,055	Detrex Corp.	541,980

	COMMERCIAL SERVICES - 7.8%
109,725	Electro Rent Corp.	1,660,139
43,425	Healthcare Services Group, Inc.	1,186,805
23,800	Landauer, Inc.	866,796
		3,713,740
	COMPUTERS - 1.2%
42,759	Astro-Med, Inc.	567,840

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
18,350	Westwood Holdings Group, Inc.	1,093,660

	ELECTRIC - 4.8%
17,700	Empire District Electric Co.	457,545
29,500	MGE Energy, Inc.	1,186,785
19,550	Unitil Corp.	637,135
		2,281,465
	ELECTRONICS - 1.0%
67,700	Electro Scientific Industries, Inc.	502,334

	ENTERTAINMENT - 1.0%
26,000	Speedway Motorsports, Inc.	483,600

	ENVIRONMENTAL CONTROL - 1.3%
63,000	Ecology and Environment, Inc.	612,990

	FOOD - 2.4%
17,860	Ingles Markets, Inc.	450,786
52,850	Rocky Mountain Chocolate Factory, Inc.	681,236
		1,132,022
	FOREST PRODUCTS & PAPER - 1.0%
17,000	Orchids Paper Products Co.	472,940

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares		Value

	GAS - 4.0%
117,000	Gas Natural, Inc.	$ 1,319,760
29,950	RGC Resources, Inc.	607,985
		1,927,745
	HEALTHCARE-SERVICES - 2.4%
79,500	Psychemedics Corp.	1,136,055

	HOME FURNISHINGS - 1.3%
14,376	Flexsteel Industries, Inc.	503,735
49,800	Koss Corp.	114,540
		618,275
	HOUSEHOLD PRODUCTS/WARES - 2.4%
68,000	Acme United Corp.	1,145,800

	INSURANCE - 2.9%
10,200	Kansas City Life Insurance Co.	473,688
112,100	Marketing Alliance, Inc.	476,425
35,306	National Security Group, Inc.	412,021
		1,362,134
	INVESTMENT COMPANIES - 2.1%
28,000	Golub Capital BDC, Inc.	495,320
34,700	Monroe Capital Corp.	480,942
		976,262
	LEISURE TIME - 2.3%
28,099	Bowl America, Inc.	418,675
48,175	Escalade, Inc.	696,610
		1,115,285
	MEDIA - 6.5%
142,725	AH Belo Corp.	1,644,192
100,000	World Wrestling Entertainment, Inc. - Class A	1,454,000
		3,098,192
	OFFICE FURNISHINGS - 1.7%
45,350	Kewaunee Scientific Corp.	817,207

	REITS - 10.8%
115,500	Campus Crest Communities, Inc.	949,410
88,000	Education Realty Trust, Inc.	958,320
69,000	Government Properties Income Trust	1,657,380
147,000	Monmouth Real Estate Investment Corp.	1,590,540
		5,155,650
	RETAIL - 7.6%
50,000	Destination Maternity Corp.	966,500
44,500	Einstein Noah Restaurant Group, Inc.	633,235
28,100	Frisch's Restaurants, Inc.	717,112
92,600	PetMed Express, Inc.	1,303,808
		3,620,655
	SOFTWARE - 4.0%
128,700	American Software, Inc.	1,184,040
105,625	Simulations Plus, Inc.	707,687
		1,891,727
	TELECOMMUNICATIONS - 4.5%
51,800	Consolidated Communications Holdings, Inc.	1,262,884
161,000	RF Industries Ltd.	891,940
		2,154,824

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares		Value

	TEXTILES - 1.5%
88,000	Crown Crafts, Inc.	$ 696,080

	WATER - 5.8%
21,600	Artesian Resources Corp.	458,136
78,800	Middlesex Water Co.	1,617,764
32,975	York Water Co.	665,436
		2,741,336

	TOTAL COMMON STOCK (Cost - $41,235,971)	45,670,622

	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUND - 3.7%
1,780,540	Dreyfus Treasury & Agency Cash Management Fund, 0.01% * (Cost - $1,780,540)	1,780,540

	TOTAL INVESTMENTS - 99.6% (Cost - $43,016,511) (a)	$ 47,451,162
	OTHER ASSETS LESS LIABILITIES - 0.4%	195,411
	NET ASSETS - 100.0%	$ 47,646,573

* Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $40,303,207 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 8,683,110
	Unrealized depreciation:	(1,535,155)
	Net unrealized appreciation:	$ 7,147,955

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014
Shares		Value

	COMMON STOCK - 97.2%
	APPAREL - 5.9%
119,100	Cherokee, Inc.	$ 2,121,171
101,000	Perry Ellis International, Inc. *	2,027,070
		4,148,241
	AUTO PARTS & EQUIPMENT - 3.1%
30,225	Miller Industries, Inc.	571,857
300,000	Spartan Motors, Inc.	1,566,000
		2,137,857
	BEVERAGES - 3.1%
30,000	National Beverage Corp. *	549,900
100,530	Reed's, Inc. *	601,169
28,500	Truett-Hurst, Inc. - Class A * #	125,400
200,000	Truett-Hurst, Inc. - Class A * # ^ ~	868,000
		2,144,469
	BUILDING MATERIALS - 2.4%
239,800	LSI Industries, Inc.	1,685,794

	CHEMICALS - 4.8%
42,725	Detrex Corp.	1,538,100
140,100	Landec Corp. *	1,839,513
		3,377,613
	COMMERCIAL SERVICES - 17.6%
227,000	ARC Document Solutions, Inc. *	1,843,240
14,400	Barrett Business Services, Inc.	852,336
106,900	Electro Rent Corp.	1,617,397
132,500	Great Lakes Dredge & Dock Corp. *	1,009,650
61,000	Medifast, Inc. *	2,049,600
641,000	Pendrell Corp. *	987,140
9,500	Perceptron, Inc.	104,500
188,027	Professional Diversity Network *	1,032,268
84,000	SP Plus Corp. *	1,818,600
260,325	Universal Security Instruments, Inc. * #	1,038,697
		12,353,428
	DISTRIBUTION/WHOLESALE - 2.4%
275,000	EnviroStar, Inc.	668,250
75,575	Houston Wire & Cable Co.	983,986
		1,652,236
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
165,000	Cowen Group, Inc. *	674,850
58,050	HF2 Financial Management, Inc. - Class A *	597,334
		1,272,184
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
345,000	Orion Energy Systems, Inc. *	1,645,650
79,000	Pioneer Power Solutions, Inc. *	671,500
		2,317,150
	ELECTRONICS - 4.1%
101,936	Allied Motion Technologies, Inc.	1,666,654
42,000	Sparton Corp. *	1,207,920
		2,874,574

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares		Value

	ENVIRONMENTAL CONTROL - 4.6%
95,200	Ecology and Environment, Inc.	$ 926,296
100,900	Heritage-Crystal Clean, Inc. *	1,615,409
153,033	Sharps Compliance Corp. *	674,876
		3,216,581
	HAND/MACHINE TOOLS - 2.8%
48,046	LS Starrett Co.	844,649
59,456	QEP Co., Inc. *	1,123,718
		1,968,367
	HOLDING COMPANIES-DIVERSIFIED - 0.7%
30,000	Steel Partners Holdings LP *	496,500

	HOME FURNISHINGS - 1.1%
89,460	Skullcandy, Inc. *	741,623

	HOUSEHOLD PRODUCTS/WARES - 5.8%
134,575	Acme United Corp.	2,267,589
205,201	Central Garden and Pet Co. *	1,807,821
		4,075,410
	INTERNET - 0.9%
41,800	Liquidity Services, Inc. *	637,032

	LEISURE TIME - 3.9%
48,254	Bowl America, Inc.	718,985
76,900	Johnson Outdoors, Inc. - Class A	2,037,081
		2,756,066
	MACHINERY-DIVERSIFIED - 2.2%
18,000	Alamo Group, Inc.	877,500
65,844	Gencor Industries, Inc. *	665,024
		1,542,524
	MEDIA - 2.9%
177,000	AH Belo Corp.	2,039,040

	METAL FABRICATE/HARDWARE - 2.5%
108,825	Eastern Co.	1,715,082

	MINING - 0.8%
9,600	United States Lime & Minerals, Inc.	598,272

	OIL & GAS SERVICES - 1.7%
396,300	Enservco Corp. *	1,212,678

	REITS - 1.0%
36,350	Terreno Realty Corp.	735,724

	RETAIL - 7.8%
215,000	Denny's Corp. *	1,468,450
392,570	Dover Saddlery, Inc. * #	1,954,999
140,000	Jamba, Inc. *	2,045,400
		5,468,849

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Shares		Value

	SOFTWARE - 5.0%
170,600	American Software, Inc.	$ 1,569,520
217,000	Rosetta Stone, Inc. *	1,898,750
		3,468,270
	TELECOMMUNICATIONS - 1.2%
111,500	Alteva *	830,675

	TOYS/GAMES/HOBBIES - 3.8%
142,000	LeapFrog Enterprises, Inc. - Class A *	920,160
226,571	Ohio Art Co. #	1,727,604
		2,647,764

	TOTAL COMMON STOCK (Cost - $60,391,504)	68,114,003

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
2,552,385	Dreyfus Treasury & Agency Cash Management Fund, 0.01% ** (Cost - $2,552,385)	2,552,385

	TOTAL INVESTMENTS - 100.8% (Cost - $62,943,889) (a)	$ 70,666,388
	LIABILITIES LESS OTHER ASSETS - (0.8) %	(545,824)
	NET ASSETS - 100.0%	$ 70,120,564

* Non-income producing security.
# Affilliated issuer.
^ Restricted security. Security exempt from registration under Rule 144A of Securities Act of 1933. The security may be resold in transactions exempt from registration to qualified institutional buyers. The Advisor or trustees have determined the security to be illquid. At August 31, 2014, the security amounted to 1.2% of net assets.
~ The value of this security has been determined in good faith under the policies of the Board of Trustees.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $57,249,025 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 16,289,712
	Unrealized depreciation:	(2,872,349)
	Net unrealized appreciation:	$ 13,417,363

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2014 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 64,826,691	$ -	$ -	$ 64,826,691
Preferred Stock	2,836,022	-	-	2,836,022
Corporate Bonds	-	6,786,663	-	6,786,663
Convertible Bonds	-	184,882	-	184,882
Short-Term Investments	466,792	-	-	466,792
Total	$ 68,129,505	$ 6,971,545	$ -	$ 75,101,050
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 45,670,622	$ -	$ -	$ 45,670,622
Short-Term Investments	1,780,540	-	-	1,780,540
Total	$ 47,451,162	$ -	$ -	$ 47,451,162

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 67,246,003	$ 868,000	$ -	$ 68,114,003
Short-Term Investments	2,552,385	-	-	2,552,385
Total	$ 69,798,388	$ 868,000	$ -	$ 70,666,388

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

       Kevin Wolf, President

Date

10/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

       Kevin Wolf, President

Date    10/23/14

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date

10/22/14